Subordinated liabilities	12 Months Ended
Dec. 31, 2025
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
Accounting for subordinated liabilities
Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9, unless they are irrevocably designated at fair value through profit or loss at initial recognition because such designation eliminates or significantly reduces an accounting mismatch. Refer to Note 15 for details about accounting for liabilities designated at fair value through profit or loss.

	Barclays Bank Group
	2025	2024
	£m	£m
At amortised cost
As at 1 January	41,875	35,903
Issuances	9,808	11,222
Redemptions	(5,665)	(5,067)
Other	(779)	(183)
As at 31 December	45,239	41,875

Designated at fair value (Note 15)	587	537
Total subordinated liabilities	45,826	42,412
Issuances of £9,808m comprise £9,139m intra-group loans from Barclays PLC, £669m EUR 4.616% Fixed Rate Resetting
Subordinated Callable Notes issued to Barclays PLC .
Redemptions of £5,665m comprise £5,438m intra-group loans from Barclays PLC, £115m SGD 3.750% Fixed Rate Resetting
Subordinated Callable Notes issued to Barclays PLC and £112m USD Floating Rate Notes issued externally by a Barclays
Bank PLC subsidiary.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2025	2024
	£m	£m
Undated subordinated liabilities	127	134
Dated subordinated liabilities	45,699	42,278
Total subordinated liabilities	45,826	42,412
None of the Barclays Bank Group’s or Barclays Bank PLC's subordinated liabilities are secured.

Undated subordinated liabilities[1]		Barclays Bank Group
		2025	2024
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Undated Notes
6.125% Undated Subordinated Notes	2027	35	35
Undated Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	37	40
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	55	59
Total undated subordinated liabilities		127	134
Note
          1  Instrument values are disclosed to the nearest million.
Undated subordinated liabilities
Undated subordinated liabilities are issued by Barclays Bank PLC for the development and expansion of their businesses and to strengthen their capital bases. The principal terms of the undated subordinated liabilities are described below:
Subordination
All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities.
Interest
All undated subordinated liabilities bear a fixed rate of interest until the initial call date.
After the initial call date, in the event that they are not redeemed, the 6.125% Undated Notes will bear interest at rates fixed periodically in advance for five-year periods based on market rates. After the initial call date, in the event that they are not redeemed, all other undated loans will bear interest at rates fixed periodically in advance based on market rates.
Payment of interest
Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes and Loans if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Interest not paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC paid interest on each of its Undated Notes and
Loans.
No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test.
Repayment
All undated subordinated liabilities are repayable at the option of Barclays Bank PLC in whole at the initial call date and on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA.
Other
All issues of undated subordinated liabilities are non-convertible.

Dated subordinated liabilities[1]			Barclays Bank Group

			2025	2024
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
5.75% Fixed Rate Subordinated Notes		2026	279	279
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	71	76
6.33% Subordinated Notes (GBP 50m)		2032	46	45
Subordinated Floating Rate Notes (EUR 68m)		2040	59	56
External issuances by other subsidiaries			492	623
Barclays Bank PLC notes issued intra-group to Barclays PLC
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	—	117
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,015	1,051
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	876	810
4.836% Fixed Rate Subordinated Notes (USD 1,200m)	2027	2028	883	920
8.407% Fixed Rate Resetting Subordinated Callable Loan (GBP 1,000m)	2027	2032	1,022	1,008
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	920	941
4.973% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,500m)	2031	2036	1,367	1,320
7.437% Fixed Rate Resetting Subordinated Callable Notes (USD 2,000m)	2032	2033	1,514	1,573
4.616% Fixed Rate Resetting Subordinated Callable Notes (EUR 800m)	2032	2037	719	—
5.262% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m)	2033	2034	1,162	1,130
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 860m)	2033	2034	632	655
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	558	586
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	382	408
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	510	556
Floating Rate Subordinated Notes (USD 456m)		2047	345	370
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			2,557	3,457
Various Subordinated Floating Rate Loans			—	334
Various Fixed Rate Subordinated Callable Loans			27,121	24,401
Various Subordinated Floating Rate Callable Loans			2,663	1,025
Various Zero Coupon Callable Loans			506	537
Total dated subordinated liabilities			45,699	42,278
        Note
1  Instrument values are disclosed to the nearest million.
Dated subordinated liabilities
Dated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:
Currency and maturity
In addition to the individual dated subordinated liabilities listed in the Barclays Bank Group table, the £32,847m (2024:
£29,754m) of intra-group loans is made up of various fixed, floating and zero coupon loans from Barclays PLC with notional amounts denominated in USD 29,323m, EUR 9,180m, GBP 1,206m, JPY 159,700m, AUD 2,390m, NOK 220m, CAD 450m,
CNH 700m and CHF 260m, with maturities ranging from 2026 to 2055. Certain intra-group loans have a call date one year prior to their maturity. Dated floating rate subordinated liabilities externally issued by Barclays Bank PLC subsidiaries £492m
(2024: £623m)  with maturities ranging from 2026 to 2032.
Subordination
All dated subordinated liabilities, both externally issued and issued intra-group to Barclays PLC, rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of Barclays Bank PLC equity. The Barclays Bank PLC intra-group loans from Barclays
PLC rank pari passu amongst themselves but ahead of the Barclays Bank PLC notes issued intra-group to Barclays PLC and the Barclays Bank PLC externally issued subordinated liabilities. The external dated subordinated liabilities issued by subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.
Interest
Interest on floating rate notes and loans is set by reference to market rates at the time of issuance and fixed periodically in advance, based on the related market rates.
Interest on fixed rate notes and loans is set by reference to market rates at the time of issuance and fixed until maturity.
Interest on fixed rate callable notes and loans is set by reference to market rates at the time of issuance and fixed until the call date or maturity as applicable. After the call date (where relevant), in the event that the notes or loans are not redeemed, the interest rate will be reset to either a fixed or floating rate until maturity based on market rates.
No interest is paid on zero coupon loans.
Repayment
Those subordinated liabilities with a call date are repayable at the option of Barclays Bank PLC on such call date in accordance with the conditions governing the respective debt obligations, some in whole or in part, and some only in whole, or otherwise on maturity. The remaining dated subordinated liabilities outstanding at 31 December 2025 are redeemable only on maturity, subject, in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or to certain changes in legislation or regulations.
Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior consent of the PRA or BoE or, in the case of the overseas issues, the consent of the local regulator for that jurisdiction and of the PRA in certain circumstances.
There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.